Eaton Vance

Emerging and Frontier Countries Equity Fund

January 31, 2020 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $182,481,582 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 90.3%
Security	Shares	Value
________________________________________________________________________________________________________
Belgium — 0.1%
________________________________________________________________________________________________________
Titan Cement International SA(1)	9,600	$199,664
________________________________________________________________________________________________________
		$199,664
________________________________________________________________________________________________________
Brazil — 9.0%
________________________________________________________________________________________________________
AMBEV SA	191,400	$797,761
Atacadao SA(1)	14,700	77,540
B2W Cia Digital(1)	11,100	184,542
B3 SA - Brasil Bolsa Balcao	84,100	946,533
Banco Bradesco SA	49,000	358,696
Banco Bradesco SA, PFC Shares	161,360	1,239,231
Banco BTG Pactual SA(1)	10,800	189,137
Banco do Brasil SA	34,600	392,165
Banco Santander Brasil SA	17,200	168,964
BB Seguridade Participacoes SA	29,900	242,825
BR Malls Participacoes SA	40,400	173,577
Braskem SA, PFC Shares	7,000	51,569
BRF SA(1)	25,000	178,338
CCR SA	52,600	224,028
Centrais Eletricas Brasileiras SA	7,900	72,348
Centrais Eletricas Brasileiras SA, PFC Shares	12,500	119,291
Centrais Eletricas Brasilier Receipt(1)	2,528	23,151
Cia Brasileira de Distribuicao, PFC Shares	7,800	154,958
Cia de Saneamento Basico do Estado de Sao Paulo	15,600	222,201
Cia Energetica de Minas Gerais, PFC Shares	45,400	158,486
Cia Siderurgica Nacional SA	23,200	69,883
Cielo SA	65,000	107,306
Cogna Educacao	61,300	166,326
Cosan SA	5,900	109,800
Embraer SA	34,200	144,862
Energisa SA	6,300	81,159
Engie Brasil Energia SA	8,900	108,169
Equatorial Energia SA	39,000	217,102
Gerdau SA, PFC Shares	47,200	220,978
Hypera SA	18,800	156,147
IRB Brasil Resseguros SA	30,000	314,038
Itau Unibanco Holding SA, PFC Shares	195,400	1,497,461
Itausa-Investimentos Itau SA, PFC Shares	179,700	539,612
JBS SA	45,600	293,665
Klabin SA	35,900	173,942
Localiza Rent a Car SA	25,410	318,204
Lojas Americanas SA, PFC Shares	35,300	227,085
Lojas Renner SA	31,210	418,674
M Dias Branco SA(1)	3,800	36,460
Magazine Luiza SA	44,400	578,508
Multiplan Empreendimentos Imobiliarios SA(1)	10,400	84,218
Natura &Co. Holding SA	18,900	209,980
Notre Dame Intermedica Participacoes SA	15,600	255,750
Petrobras Distribuidora SA	29,300	197,039
Petroleo Brasileiro SA	119,900	849,709
Petroleo Brasileiro SA, PFC Shares	169,600	1,126,680
Porto Seguro SA	3,600	55,590
Raia Drogasil SA	10,100	292,958
Rumo SA(1)	46,500	251,903
Sul America SA	12,300	180,942
Suzano SA	24,291	225,009
Telefonica Brasil SA, PFC Shares	19,200	266,261
TIM Participacoes SA(1)	35,900	140,411
Ultrapar Participacoes SA	35,400	208,799
Weg SA	37,600	346,009
________________________________________________________________________________________________________
		$16,445,980
________________________________________________________________________________________________________
China — 11.7%
________________________________________________________________________________________________________
58.com, Inc. ADR(1)	1,900	$105,678
AAC Technologies Holdings, Inc.	12,500	87,923
Alibaba Group Holding, Ltd. ADR(1)	19,654	4,060,320
Anhui Conch Cement Co., Ltd., Class H	24,000	153,184
ANTA Sports Products, Ltd.	17,000	148,005
Autohome, Inc. ADR(1)	1,200	91,776
Baidu, Inc. ADR(1)	3,980	491,769
Brilliance China Automotive Holdings, Ltd.	56,000	49,633
BYD Co., Ltd., Class H	14,500	75,484
CGN Power Co., Ltd., Class H(2)	155,000	38,037
China Cinda Asset Management Co., Ltd., Class H	147,000	29,400
China Communications Construction Co., Ltd., Class H	78,000	55,122
China Conch Venture Holdings, Ltd.	31,500	140,068
China Construction Bank Corp., Class H	1,202,000	910,558
China Everbright International, Ltd.	82,222	58,318
China Evergrande Group	40,000	88,387
China Galaxy Securities Co., Ltd., Class H	59,500	29,512
China Gas Holdings, Ltd.	23,600	93,230
China Life Insurance Co., Ltd., Class H	109,000	260,296
China Mengniu Dairy Co., Ltd.	47,000	172,374
China Merchants Port Holdings Co., Ltd.	24,160	37,164
China Mobile, Ltd.	90,000	739,769
China National Building Material Co., Ltd., Class H	88,000	84,123
China Overseas Land & Investment, Ltd.	60,000	192,866
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	140,759
China Petroleum & Chemical Corp., Class H	382,000	201,169
China Resources Beer Holdings Co., Ltd.	26,000	120,295
China Resources Gas Group, Ltd.	20,000	105,411
China Resources Land, Ltd.	47,777	198,749
China Resources Power Holdings Co., Ltd.	34,000	45,645
China Shenhua Energy Co., Ltd., Class H	56,000	98,411
China State Construction International Holdings, Ltd.	42,000	33,383
China Taiping Insurance Holdings Co., Ltd.	31,400	65,227
China Telecom Corp., Ltd., Class H	234,000	91,046
China Tower Corp., Ltd., Class H(2)	716,000	148,004
China Unicom (Hong Kong), Ltd.	98,000	81,753
China Vanke Co., Ltd., Class H	26,700	94,127
CITIC Securities Co., Ltd., Class H	39,500	75,888
CITIC, Ltd.	75,000	84,809
CNOOC, Ltd.	261,000	390,727
Country Garden Holdings Co., Ltd.	129,000	163,135
Country Garden Services Holdings Co., Ltd.	14,827	47,901
CRRC Corp., Ltd., Class H	79,750	52,583
CSPC Pharmaceutical Group, Ltd.	84,000	184,251
ENN Energy Holdings, Ltd.	14,000	162,749
Geely Automobile Holdings, Ltd.	80,000	126,768
GF Securities Co., Ltd., Class H	24,600	26,869
Great Wall Motor Co., Ltd., Class H	53,500	35,351
Guangdong Investment, Ltd.	48,000	97,424
Guangzhou Automobile Group Co., Ltd., Class H	74,400	74,567
Haier Electronics Group Co., Ltd.	30,000	90,112
Hengan International Group Co., Ltd.	12,500	91,052
Huazhu Group, Ltd. ADR	2,800	96,600
Industrial & Commercial Bank of China, Ltd., Class H	922,000	611,999
JD.com, Inc. ADR(1)	10,624	400,419
Lenovo Group, Ltd.	160,000	104,400
Li Ning Co., Ltd.	37,000	108,054
Longfor Group Holdings, Ltd.(2)	33,000	139,265
Meituan Dianping, Class B(1)	16,900	213,951
Momo, Inc. ADR	3,100	94,860
NetEase, Inc. ADR	1,181	378,818
New China Life Insurance Co., Ltd., Class H	16,000	59,683
New Oriental Education & Technology Group, Inc. ADR(1)	2,174	264,250
People's Insurance Co. Group of China, Ltd. (The), Class H	129,000	46,156
PetroChina Co., Ltd., Class H	320,000	141,101
PICC Property & Casualty Co., Ltd., Class H	114,000	121,917
Pinduoduo, Inc. ADR(1)	3,600	126,792
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	870,704
Semiconductor Manufacturing International Corp.(1)	67,500	123,251
Shenzhou International Group Holdings, Ltd.	12,000	158,638
Shimao Property Holdings, Ltd.	27,000	87,129
Sino Biopharmaceutical, Ltd.	135,000	178,278
Sinopharm Group Co., Ltd., Class H	22,400	72,888
Sunac China Holdings, Ltd.	32,000	154,338
Sunny Optical Technology Group Co., Ltd.	12,000	190,685
TAL Education Group ADR(1)	6,148	306,785
Tencent Holdings, Ltd.	77,000	3,672,143
Tencent Music Entertainment Group ADR(1)	13,500	171,315
Trip.com Group, Ltd. ADR(1)	6,700	215,271
Vipshop Holdings, Ltd. ADR(1)	9,598	122,183
Want Want China Holdings, Ltd.	103,000	85,021
Wuxi Biologics Cayman, Inc.(1)(2)	10,500	132,803
Xiaomi Corp., Class B(1)(2)	133,600	195,800
Yum China Holdings, Inc.	5,500	236,885
ZTO Express Cayman, Inc. ADR	5,800	125,976
________________________________________________________________________________________________________
		$21,329,519
________________________________________________________________________________________________________
Cyprus — 1.4%
________________________________________________________________________________________________________
Bank of Cyprus Holdings PLC(1)(3)	1,534,390	$2,201,700
Bank of Cyprus Holdings PLC(1)(3)	182,200	260,143
________________________________________________________________________________________________________
		$2,461,843
________________________________________________________________________________________________________
Egypt — 6.9%
________________________________________________________________________________________________________
Alexandria Mineral Oils Co.	969,234	$225,285
Cairo Investment & Real Estate Development Co. SAE	419,474	345,378
Cleopatra Hospital(1)	791,127	287,394
Commercial International Bank Egypt SAE	693,692	3,737,825
Credit Agricole Egypt SAE	543,827	1,513,872
Eastern Co. SAE	1,179,413	1,118,880
Egypt Kuwait Holding Co. SAE	593,443	753,899
Egyptian Financial Group-Hermes Holding Co.	509,827	517,822
ElSewedy Electric Co.	871,070	617,995
Heliopolis Housing	189,171	254,178
Ibnsina Pharma SAE	510,785	277,859
Juhayna Food Industries	670,728	405,273
Medinet Nasr Housing(1)	1,273,351	381,781
Oriental Weavers	400,915	264,257
Palm Hills Developments SAE(1)	2,181,969	230,333
Qalaa Holdings SAE(1)	2,061,001	308,510
Six of October Development & Investment Co.	393,650	315,303
Talaat Moustafa Group	1,228,109	628,126
Telecom Egypt	500,164	390,991
________________________________________________________________________________________________________
		$12,574,961
________________________________________________________________________________________________________
Georgia — 3.3%
________________________________________________________________________________________________________
Bank of Georgia Group PLC	119,660	$2,389,650
Georgia Capital PLC(1)	54,100	574,508
TBC Bank Group PLC	185,286	3,032,495
________________________________________________________________________________________________________
		$5,996,653
________________________________________________________________________________________________________
Greece — 3.0%
________________________________________________________________________________________________________
Aegean Airlines SA	7,900	$73,230
Alpha Bank AE(1)	325,400	651,276
Athens Water Supply & Sewage Co. SA	10,600	87,260
Eurobank Ergasias SA(1)	626,500	574,828
GEK Terna Holding Real Estate Construction SA(1)	18,000	163,147
Hellenic Exchanges - Athens Stock Exchange SA	14,300	73,994
Hellenic Telecommunications Organization SA	60,200	899,063
Holding Co. ADMIE IPTO SA	27,100	69,241
JUMBO SA	25,700	522,691
LAMDA Development SA(1)	13,824	123,649
Motor Oil (Hellas) Corinth Refineries SA	14,800	314,262
Mytilineos SA	24,400	250,018
National Bank of Greece SA(1)	127,800	405,668
OPAP SA	55,800	694,825
Piraeus Bank SA(1)	66,900	237,580
Piraeus Port Authority SA	2,100	50,457
Public Power Corp. SA(1)	24,800	114,799
Sarantis SA	8,000	78,844
Terna Energy SA(1)	11,300	101,636
________________________________________________________________________________________________________
		$5,486,468
________________________________________________________________________________________________________
India — 5.4%
________________________________________________________________________________________________________
Adani Ports and Special Economic Zone, Ltd.	1,003	$5,182
Asian Paints, Ltd.	6,000	150,885
Avenue Supermarts, Ltd.(1)(2)	3,000	89,561
Axis Bank, Ltd.	39,800	407,198
Bajaj Auto, Ltd.	1,900	84,491
Bajaj Finance, Ltd.	3,500	214,033
Bajaj Finserv, Ltd.	800	105,731
Bandhan Bank, Ltd.(2)	9,800	61,681
Bharat Petroleum Corp., Ltd.	14,700	94,199
Bharti Airtel, Ltd.(1)	41,877	291,363
Britannia Industries, Ltd.	1,500	66,904
Coal India, Ltd.	29,472	75,560
Dabur India, Ltd.	12,200	84,735
Dr. Reddy's Laboratories, Ltd.	2,500	109,247
Eicher Motors, Ltd.	300	84,807
GAIL (India), Ltd.	39,608	66,754
Godrej Consumer Products, Ltd.	8,400	79,062
Grasim Industries, Ltd.	7,000	76,163
Havells India, Ltd.	6,400	54,097
HCL Technologies, Ltd.	22,456	186,211
HDFC Life Insurance Co., Ltd.(2)	11,300	94,869
Hero MotoCorp, Ltd.	2,200	76,758
Hindalco Industries, Ltd.	27,400	72,306
Hindustan Petroleum Corp., Ltd.	15,400	50,236
Hindustan Unilever, Ltd.	12,400	353,552
Housing Development Finance Corp., Ltd.	30,590	1,034,848
ICICI Bank, Ltd.	92,800	683,982
ICICI Lombard General Insurance Co., Ltd.(2)	4,400	81,512
ICICI Prudential Life Insurance Co., Ltd.(2)	8,900	63,726
Indian Oil Corp., Ltd.	44,439	70,587
Infosys, Ltd.	65,314	714,867
ITC, Ltd.	68,950	227,024
JSW Steel, Ltd.	21,100	73,494
Larsen & Toubro, Ltd.	9,750	186,856
Lupin, Ltd.	5,700	57,216
Mahindra & Mahindra, Ltd.	15,900	126,486
Maruti Suzuki India, Ltd.	2,100	203,194
Nestle India, Ltd.	500	107,508
NTPC, Ltd.	55,000	86,997
Oil & Natural Gas Corp., Ltd.	55,700	85,881
Power Grid Corporation of India, Ltd.	40,100	105,139
Reliance Industries, Ltd.	53,400	1,052,053
SBI Life Insurance Co., Ltd.(2)	7,900	109,639
Shree Cement, Ltd.	200	64,405
Shriram Transport Finance Co., Ltd.	4,200	59,830
State Bank of India(1)	36,600	162,553
Sun Pharmaceutical Industries, Ltd.	18,000	109,750
Tata Consultancy Services, Ltd.	17,356	507,035
Tata Motors, Ltd.(1)	36,100	88,690
Tech Mahindra, Ltd.	10,308	115,482
Titan Co., Ltd.	6,800	112,808
UltraTech Cement, Ltd.	2,200	136,115
United Spirits, Ltd.(1)	7,400	64,342
UPL, Ltd.	12,550	92,383
Vedanta, Ltd.	42,400	81,087
Wipro, Ltd.	26,186	86,988
Zee Entertainment Enterprises, Ltd.	16,100	60,390
________________________________________________________________________________________________________
		$9,848,452
________________________________________________________________________________________________________
Indonesia — 1.5%
________________________________________________________________________________________________________
Astra International Tbk PT	531,000	$245,129
Bank Central Asia Tbk PT	244,700	578,231
Bank Mandiri Persero Tbk PT	489,700	267,766
Bank Negara Indonesia Persero Tbk PT	212,400	111,284
Bank Rakyat Indonesia Persero Tbk PT	1,370,100	445,426
Barito Pacific Tbk PT(1)	844,800	80,531
Charoen Pokphand Indonesia Tbk PT	211,100	102,319
Gudang Garam Tbk PT	16,300	66,414
Indocement Tunggal Prakarsa Tbk PT	55,900	66,989
Indofood CBP Sukses Makmur Tbk PT	77,000	63,896
Indofood Sukses Makmur Tbk PT	136,100	77,983
Kalbe Farma Tbk PT	670,700	69,964
Semen Indonesia Persero Tbk PT	88,500	77,099
Telekomunikasi Indonesia Persero Tbk PT	1,271,500	352,685
Unilever Indonesia Tbk PT	217,000	126,043
United Tractors Tbk PT	50,300	70,289
________________________________________________________________________________________________________
		$2,802,048
________________________________________________________________________________________________________
Kuwait — 8.3%
________________________________________________________________________________________________________
Agility Public Warehousing Co. KSC	534,009	$1,489,363
Boubyan Bank KSCP	432,271	918,848
Boubyan Petrochemicals Co. KSCP	217,300	483,222
Kuwait Finance House KSCP	1,606,641	4,421,329
Mabanee Co. SAK	280,729	841,708
Mobile Telecommunications Co.	1,182,083	2,239,516
National Bank of Kuwait SAK	1,359,260	4,687,247
________________________________________________________________________________________________________
		$15,081,233
________________________________________________________________________________________________________
Mauritius — 1.0%
________________________________________________________________________________________________________
MCB Group, Ltd.	203,908	$1,867,557
The Lux Collective, Ltd.(1)	66,516	4,515
________________________________________________________________________________________________________
		$1,872,072
________________________________________________________________________________________________________
Pakistan — 5.7%
________________________________________________________________________________________________________
Bank Alfalah, Ltd.	1,147,000	$367,603
Engro Corp., Ltd.	542,474	1,195,545
Engro Fertilizers, Ltd.	944,212	413,326
Fauji Fertilizer Co., Ltd.	900,563	611,978
Habib Bank, Ltd.	1,044,100	1,104,707
Hub Power Co., Ltd. (The)(1)	1,302,048	820,439
Indus Motor Co., Ltd.	34,230	236,659
Lucky Cement, Ltd.	232,700	714,080
MCB Bank, Ltd.	725,100	987,059
Millat Tractors, Ltd.	69,706	329,194
National Bank of Pakistan(1)	851,500	241,755
Nishat Mills, Ltd.	370,026	266,621
Oil & Gas Development Co., Ltd.	1,109,944	988,376
Pakistan Oilfields, Ltd.	180,038	492,720
Pakistan State Oil Co., Ltd.	480,999	647,018
United Bank, Ltd.	888,300	977,950
________________________________________________________________________________________________________
		$10,395,030
________________________________________________________________________________________________________
Peru — 1.5%
________________________________________________________________________________________________________
Alicorp SAA	177,100	$475,963
Cementos Pacasmayo SAA	160,708	291,420
Engie Energia Peru SA	95,400	219,764
Ferreycorp SAA	1,054,100	622,622
Grana y Montero SAA ADR(1)	103,800	228,360
InRetail Peru Corp.(2)	10,160	382,016
Union Andina de Cementos SAA	322,930	181,207
Volcan Cia Minera SAA, Class B(1)	2,601,649	370,347
________________________________________________________________________________________________________
		$2,771,699
________________________________________________________________________________________________________
Philippines — 3.2%
________________________________________________________________________________________________________
Aboitiz Equity Ventures, Inc.	207,570	$200,473
Aboitiz Power Corp.	153,200	97,591
Alliance Global Group, Inc.	420,900	89,281
Ayala Corp.	29,530	420,523
Ayala Land, Inc.	773,000	629,221
Bank of the Philippine Islands	96,780	156,919
BDO Unibank, Inc.	202,040	586,746
DMCI Holdings, Inc.	439,100	52,526
Globe Telecom, Inc.	3,525	131,140
GT Capital Holdings, Inc.	10,300	136,553
International Container Terminal Services, Inc.	104,190	265,625
JG Summit Holdings, Inc.	300,730	412,572
Jollibee Foods Corp.	47,130	176,840
Manila Electric Co.	23,420	117,982
Megaworld Corp.	1,227,600	97,537
Metro Pacific Investments Corp.	1,496,600	94,278
Metropolitan Bank & Trust Co.	187,159	210,790
PLDT, Inc.	9,200	178,980
Robinsons Land Corp.	222,900	111,491
Security Bank Corp.	24,380	84,571
SM Investments Corp.	25,790	490,501
SM Prime Holdings, Inc.	1,067,500	813,893
Universal Robina Corp.	91,550	260,867
________________________________________________________________________________________________________
		$5,816,900
________________________________________________________________________________________________________
Serbia — 4.5%
________________________________________________________________________________________________________
Energoprojekt Holding AD Beograd(1)	74,772	$462,172
Komercijalna Banka AD Beograd(1)	131,568	3,861,772
Metalac AD	67,357	1,280,853
NIS AD Novi Sad	371,854	2,627,928
________________________________________________________________________________________________________
		$8,232,725
________________________________________________________________________________________________________
Singapore — 1.0%
________________________________________________________________________________________________________
Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,889,308
________________________________________________________________________________________________________
		$1,889,308
________________________________________________________________________________________________________
South Korea — 4.8%
________________________________________________________________________________________________________
AMOREPACIFIC Corp.	676	$104,633
Celltrion Healthcare Co., Ltd.(1)	1,461	68,709
Celltrion, Inc.(1)	1,479	201,474
Daelim Industrial Co., Ltd.	724	48,648
E-MART, Inc.	588	54,201
Fila Korea, Ltd.	1,260	46,130
GS Holdings Corp.	1,397	53,249
Hankook Tire and Technology Co., Ltd.	2,138	51,019
Hanon Systems	5,387	47,205
Helixmith Co., Ltd.(1)	480	30,506
Hotel Shilla Co., Ltd.	820	59,229
Hyundai Engineering & Construction Co., Ltd.	1,784	56,322
Hyundai Glovis Co., Ltd.	486	59,612
Hyundai Heavy Industries Holdings Co., Ltd.	229	52,115
Hyundai Mobis Co., Ltd.	1,009	192,945
Hyundai Motor Co.	2,198	228,179
Hyundai Motor Co., Second PFC Shares	896	60,125
Hyundai Steel Co.	1,926	45,177
Kakao Corp.	907	119,560
Kangwon Land, Inc.	2,716	62,523
Kia Motors Corp.	4,231	143,908
Korea Aerospace Industries, Ltd.	1,816	45,406
Korea Electric Power Corp.	4,728	100,020
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	807	76,043
Korea Zinc Co., Ltd.	193	61,226
KT&G Corp.	1,858	147,643
LG Chem, Ltd.	699	194,909
LG Corp.	1,725	101,372
LG Display Co., Ltd.	5,426	68,731
LG Electronics, Inc.	1,929	105,186
LG Household & Health Care, Ltd.	149	155,842
Lotte Chemical Corp.	367	57,565
Naver Corp.	2,012	300,047
NCsoft Corp.	278	147,270
Netmarble Corp.(1)(2)	707	52,427
Orion Corp. of Republic of Korea	670	57,227
POSCO	1,159	209,974
S-Oil Corp.	953	59,999
Samsung Biologics Co., Ltd.(1)(2)	328	131,830
Samsung C&T Corp.	1,499	134,896
Samsung Electro-Mechanics Co., Ltd.	1,078	110,524
Samsung Electronics Co., Ltd.	61,714	2,859,394
Samsung Electronics Co., Ltd., PFC Shares	11,495	449,348
Samsung Engineering Co., Ltd.(1)	4,208	59,867
Samsung Heavy Industries Co., Ltd.(1)	10,080	55,501
Samsung SDI Co., Ltd.	857	195,086
Samsung SDS Co., Ltd.	631	101,705
SK Holdings Co., Ltd.	631	123,355
SK Hynix, Inc.	7,362	560,148
SK Innovation Co., Ltd.	921	99,124
SK Telecom Co., Ltd.	411	78,733
Woongjin Coway Co., Ltd.	1,135	83,277
________________________________________________________________________________________________________
		$8,769,144
________________________________________________________________________________________________________
Sri Lanka — 0.3%
________________________________________________________________________________________________________
Hatton National Bank PLC (Non-Voting)	62,900	$46,268
Hayleys PLC	40,000	36,240
Melstacorp PLC	148,689	31,174
Softlogic Life Insurance PLC	2,200,000	442,011
________________________________________________________________________________________________________
		$555,693
________________________________________________________________________________________________________
Taiwan — 7.6%
________________________________________________________________________________________________________
Advantech Co., Ltd.	8,699	$82,973
ASE Technology Holding Co., Ltd.	91,358	220,448
Asia Cement Corp.	52,000	77,346
Asustek Computer, Inc.	16,000	117,837
Catcher Technology Co., Ltd.	17,000	134,625
Cathay Financial Holding Co., Ltd.	183,087	245,056
Chailease Holding Co., Ltd.	27,000	111,964
Chang Hwa Commercial Bank, Ltd.	130,000	92,082
Cheng Shin Rubber Industry Co., Ltd.	51,000	66,041
China Development Financial Holding Corp.	299,000	91,475
China Steel Corp.	287,000	218,688
Chunghwa Telecom Co., Ltd.	98,000	350,117
CTBC Financial Holding Co., Ltd.	367,000	266,180
Delta Electronics, Inc.	44,680	208,758
E.Sun Financial Holding Co., Ltd.	213,000	196,772
Eclat Textile Co., Ltd.	5,000	63,770
Far Eastern New Century Corp.	78,700	72,959
Far EasTone Telecommunications Co., Ltd.	40,000	90,604
First Financial Holding Co., Ltd.	209,000	162,650
Formosa Chemicals & Fibre Corp.	83,000	231,681
Formosa Petrochemical Corp.	29,000	85,755
Formosa Plastics Corp.	114,000	350,061
Fubon Financial Holding Co., Ltd.	156,000	231,343
Hon Hai Precision Industry Co., Ltd.	314,508	855,149
Hotai Motor Co., Ltd.	7,000	142,782
Hua Nan Financial Holdings Co., Ltd.	164,000	116,881
Largan Precision Co., Ltd.	3,000	465,983
Lite-On Technology Corp.	52,000	80,559
MediaTek, Inc.	38,000	480,790
Mega Financial Holding Co., Ltd.	215,000	223,384
Nan Ya Plastics Corp.	120,000	275,034
Nanya Technology Corp.	33,000	83,285
Novatek Microelectronics Corp., Ltd.	14,000	98,716
Pegatron Corp.	48,000	99,521
Pou Chen Corp.	55,000	63,525
President Chain Store Corp.	15,000	147,573
Quanta Computer, Inc.	66,000	134,003
Realtek Semiconductor Corp.	12,000	96,414
Shanghai Commercial & Savings Bank, Ltd. (The)	74,606	122,296
Shin Kong Financial Holding Co., Ltd.	263,914	85,355
SinoPac Financial Holdings Co., Ltd.	244,000	103,485
Taishin Financial Holding Co., Ltd.	220,000	102,534
Taiwan Cement Corp.	107,867	149,263
Taiwan Cooperative Financial Holding Co., Ltd.	185,000	126,821
Taiwan Mobile Co., Ltd.	41,000	145,070
Taiwan Semiconductor Manufacturing Co., Ltd.	514,000	5,301,500
Uni-President Enterprises Corp.	112,960	269,124
United Microelectronics Corp.	284,000	138,636
Win Semiconductors Corp.	9,000	81,588
Yuanta Financial Holding Co., Ltd.	216,675	140,314
________________________________________________________________________________________________________
		$13,898,770
________________________________________________________________________________________________________
Thailand — 0.2%
________________________________________________________________________________________________________
Mega Lifesciences PCL(4)	436,400	$378,142
________________________________________________________________________________________________________
		$378,142
________________________________________________________________________________________________________
United Arab Emirates — 0.2%
________________________________________________________________________________________________________
Orascom Construction PLC	47,600	$289,620
________________________________________________________________________________________________________
		$289,620
________________________________________________________________________________________________________
Vietnam — 9.7%
________________________________________________________________________________________________________
Bao Viet Holdings	94,400	$237,348
Binh Minh Plastics JSC	62,900	114,169
Domesco Medical Import Export JSC	47,440	154,695
FPT Corp.	134,549	322,366
HA TIEN 1 Cement JSC	80,620	50,901
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	240,700	279,099
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	275,367
Ho Chi Minh City Securities Corp.	89,600	72,726
Hoa Phat Group JSC(1)	1,333,182	1,364,471
Hoa Sen Group(1)	9	3
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	119,087
Hoang Huy Investment Financial Services JSC	227,100	400,333
Imexpharm Pharmaceutical JSC	37,445	88,054
KIDO Group Corp.	106,100	85,839
Kinh Bac City Development Share Holding Corp.	400,900	248,443
Masan Group Corp.(1)	548,450	1,176,029
Mobile World Investment Corp.	53,333	272,271
Nam Long Investment Corp.	174,765	198,308
No Va Land Investment Group Corp.(1)	266,190	631,143
Pan Group JSC (The)(1)	88,671	84,952
PetroVietnam Ca Mau Fertilizer JSC	30,000	7,610
PetroVietnam Drilling & Well Services JSC(1)	401,235	225,256
PetroVietnam Fertilizer & Chemical JSC	149,250	74,307
PetroVietnam Gas JSC	84,800	312,111
PetroVietnam Power Corp.(1)	704,100	314,453
PetroVietnam Technical Services Corp.	384,543	267,017
Pha Lai Thermal Power JSC	82,000	89,970
Phat Dat Real Estate Development Corp.	241,613	270,242
Refrigeration Electrical Engineering Corp.	143,700	207,966
Saigon Beer Alcohol Beverage Corp.	60,300	549,306
SSI Securities Corp.	456,230	342,719
Thanh Thanh Cong - Bien Hoa JSC	355,048	282,756
Tien Phong Plastic JSC	11,160	14,479
Van Phu - Invest Investment JSC	140,000	253,079
Vicostone JSC	28,979	81,519
Viet Capital Securities JSC	282,825	324,791
Vietnam Dairy Products JSC	370,408	1,717,857
Vietnam Electrical Equipment JSC(1)	369,740	305,262
Vietnam National Petroleum Group	125,200	283,375
Vietnam Prosperity JSC Bank(1)	1,755,487	1,815,848
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,600,911
Viglacera Corp.	107,200	82,942
Vingroup JSC(1)	399,041	1,961,578
Vinh Hoan Corp.	139,000	207,912
________________________________________________________________________________________________________
		$17,768,870
________________________________________________________________________________________________________
Total Common Stocks (identified cost $147,185,415)		$164,864,794
________________________________________________________________________________________________________

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Foreign Government Bonds — 2.6%
Security	Principal Amount (000's omitted)	Value
Ukraine — 2.6%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(5)(6)	$ 4,813	$4,782,919
________________________________________________________________________________________________________
		$4,782,919
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $4,261,285)		$4,782,919
________________________________________________________________________________________________________
Warrants — 0.0%
Security	Shares	Value
Thailand — 0.0%
BTS Group Holdings PCL, Exp. 2/16/21, Strike THB 14(1)	13,540	$0
________________________________________________________________________________________________________
		$0
________________________________________________________________________________________________________
Total Warrants (identified cost $0)		$0
________________________________________________________________________________________________________
Short-Term Investments — 5.6%
U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/6/20	$1,500	$1,499,818
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $1,499,694)		$1,499,818
________________________________________________________________________________________________________
Other — 4.8%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(7)	8,625,102	$8,625,964
________________________________________________________________________________________________________
Total Other (identified cost $8,624,935)		$8,625,964
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $10,124,629)		$10,125,782
________________________________________________________________________________________________________
Total Investments — 98.5% (identified cost $161,571,329)		$179,773,495
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 1.5%		$2,709,196
________________________________________________________________________________________________________
Net Assets — 100.0%		$182,482,691
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Non-income producing security.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $6,504,089 or 3.6% of the Portfolio's net assets.

(3)		Securities are traded on separate exchanges for the same entity.
(4)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $4,782,919 or 2.6% of the Portfolio's net assets.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine's GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)		Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments.

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
________________________________________________________________________________________________________
Financials	32.1%	$58,485,786
Information Technology	8.6	15,768,035
Consumer Discretionary	8.3	15,185,359
Communication Services	6.8	12,301,559
Consumer Staples	6.5	11,932,743
Real Estate	6.2	11,255,112
Industrials	6.1	11,133,551
Materials	5.9	10,839,853
Energy	5.9	10,769,280
Foreign Government Bonds	2.6	4,782,919
Utilities	2.3	4,248,559
Health Care	1.6	2,944,957
Short-Term Investments	5.6	10,125,782
Total Investments	98.5%	$179,773,495

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold				Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
KRW	4,940,101,125	USD	4,154,138			2/13/20	$(13,441)
USD	4,268,644	KRW	4,940,101,125			2/13/20	127,946
___________________________________________________________________________________________________________
								$114,505
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty		Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	107,387	USD	118,492	Bank of America, N.A.		2/24/20	751	—
USD	7,816,643	EUR	6,961,942	Morgan Stanley & Co. International PLC		2/24/20	86,066	—
USD	5,197,438	EUR	4,629,131	Morgan Stanley & Co. International PLC		2/24/20	57,227	—
USD	3,034,266	EUR	2,702,488	Morgan Stanley & Co. International PLC		2/24/20	33,409	—
USD	53,592	EUR	47,732	Morgan Stanley & Co. International PLC		2/24/20	590	—
							$178,043	$—
Futures Contracts
Description				Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Equity Futures
MSCI Emerging Markets Index				103	Long	3/20/20	$5,408,015	$(294,337)
___________________________________________________________________________________________________________
								$(294,337)
___________________________________________________________________________________________________________
Abbreviations:
ADR	-	American Depositary Receipt
GDP	-	Gross Domestic Product
PCL	-	Public Company Ltd.
PFC Shares	-	Preference Shares
Currency Abbreviations:
EUR	-	Euro
KRW	-	South Korean Won
USD	-	United States Dollar

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/ or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $8,625,964, which represents 4.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,701,355	$20,549,399	$(17,625,949)	$648	$511	$8,625,964	$26,738	8,625,102

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Asia/Pacific	$7,289,697	$86,162,179	$—	$93,451,876
Developed Europe	—	199,664	—	199,664
Emerging Europe	—	22,177,689	—	22,177,689
Latin America	19,194,528	23,151	—	19,217,679
Middle East/Africa	—	29,817,886	—	29,817,886
________________________________________________________________________________________________________
Total Common Stocks	$26,484,225	$138,380,569*	$—	$164,864,794
________________________________________________________________________________________________________
Foreign Government Bonds	$—	$4,782,919	$—	$4,782,919
Warrants	—	0	—	0
Short-Term Investments —
U.S. Treasury Obligations	—	1,499,818	—	1,499,818
Other	—	8,625,964	—	8,625,964
________________________________________________________________________________________________________
Total Investments	$26,484,225	$153,289,270	$—	$179,773,495
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$305,989	$—	$305,989
________________________________________________________________________________________________________
Total	$26,484,225	$153,595,259	$—	$180,079,484
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(13,441)	$—	$(13,441)
Futures Contracts	(294,337)	—	—	(294,337)
________________________________________________________________________________________________________
Total	$(294,337)	$(13,441)	$—	$(307,778)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Capital Opportunities Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.